TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Business Combinations [Abstract]
TRANSACTIONS

Acquisition of 51% of EZ-CLONE Enterprises, Inc.

On October 15, 2018, the Company closed the Purchase and Sale Agreement with EZ-CLONE Enterprises, Inc., a California corporation that was founded in January 2000. EZ-CLONE is the manufacturer of multiple award-winning products specifically designed for the commercial cloning and propagation stage of indoor plant cultivation including cannabis, food, and other hydroponic farming. The Company has proprietary products and services such as the Commercial Pro System, Hobbyist Cloning Systems, Cloning Tents, Coco Collars, Coco Seed Starters, Rooting Gel, and Clear Rez. Technical Support, know-how and overall knowledge is also considered proprietary. The Company trademarks are EZ-CLONE and EZ-CLONE CRIB.

This acquisition is expected to accelerate the Company’s revenue growth, increase the Company gross margins and add additional manufacturing and research and development personnel.

The Company acquired 51% of EZ-CLONE for $2,040,000, payable as follows: (i) a cash payment of $645,000; and (ii) the issuance of 107,307,692 restricted shares of the Company’s common stock at a price of $0.013 per share or $1,395,000. The Company has the obligation to acquire the remaining 49% of EZ-CLONE within one year for $1,960,000, payable as follows: (i) a cash payment of $855,000; and (ii) the issuance of 85,000,000 shares of the Company’s common stock at a price of $0.013 per share or $1,105,000.

The cost to acquire these assets has been preliminarily allocated to the assets acquired according to estimated fair values and is subject to adjustment when additional information concerning asset valuations is finalized, but no later than October 15, 2019. The preliminary allocation is as follows:

Purchase Price Allocation	$
Common Stock	$1,395,000
Cash	645,000
Assets acquired	(911,294)
Liabilities acquired	939,375
Non-controlling interest	1,960,000
EZ-CLONE equity	(605,000)

Total purchase price	$3,423,081

The results of operations of EZ-CLONE were included in the Consolidated Statements of Operations for the period October 15, 2018 to December 31, 2018.

The unaudited pro-forma financial data for the acquisition for the year ended December 31, 2018, were as follows:

		Pre-Acquisition
		Operations of EZ-	Pro Forma
	As Reported	January 1, 2018 to	Year Ended
	December 31, 2018	October 14, 2018	December 31, 2018
Net revenue	$4,573,461	$1,551,503	$6,124,964
Net loss	(11,473,137)	(111,671)	(11,584,808)
Net loss per share	$(0.00)		$(0.00)

The unaudited pro-forma financial data for the acquisition for the year ended December 31, 2017, were as follows:

		Pre-Acquisition
		Operations of EZ-	Pro Forma
	As Reported	January 1, 2017 to	Year Ended
	December 31, 2017	December 31, 2017	December 31, 2017
Net revenue	$2,452,104	$2,648,873	$5,100,977
Net loss	(5,320,974)	(126,962)	(5,447,936)
Net loss per share	$(0.00)		$(0.00)

There was no material, nonrecurring items included in the reported the pro-forma results.

Termination of Agreements with CANX, LLC

On February 15, 2019, the Company entered into a Termination of Existing Agreements and Release with CANX USA, LLC, a Nevada limited liability company. Pursuant to the Agreement, the Parties agreed to terminate, release and discharge all existing and further rights and obligations between the Parties under, arising out of, or in any way related to that certain Waiver and Modification Agreement and Amended and Restated Joint Venture Agreement made as of July 10, 2014, and any ancillary agreements or instruments thereto, including, but not limited to, the Warrants issued to CANX entitling CANX to purchase 540,000,000 shares of the Company’s common stock at an exercise price of $0.033.

In exchange for the Agreement and cancellation of the CANX Agreements and Warrants, the Company agreed to issue $1,000,000 of restricted common stock priced at the February 7, 2019 closing price of $0.008, or 125,000,000 restricted common stock shares.

Acquisition of 51% of EZ-Clone Enterprises, Inc.

On October 15, 2018, the Company closed the Purchase and Sale Agreement with EZ-Clone Enterprises, Inc., a California corporation that was founded in January 2000. EZ-Clone is the manufacturer of multiple award-winning products specifically designed for the commercial cloning and propagation stage of indoor plant cultivation including cannabis, food, and other hydroponic farming. The Company has proprietary products and services such as the Commercial Pro System, Hobbyist Cloning Systems, Cloning Tents, Coco Collars, Coco Seed Starters, Rooting Gel, and Clear Rez. Technical Support, know-how and overall knowledge is also considered proprietary. The Company trademarks are EZ CLONE and EZ CLONE CRIB.

This acquisition is expected to accelerate the Company’s revenue growth, increase the Company gross margins and add additional manufacturing and research and development personnel.

The Company acquired 51% of EZ-Clone for $2,040,000, payable as follows: (i) a cash payment of $645,000; and (ii) the issuance of 107,307,692 restricted shares of the Company’s common stock at a price of $0.013 per share or $1,395,000. The Company has the obligation to acquire the remaining 49% of EZ-Clone within one year for $1,960,000, payable as follows: (i) a cash payment of $855,000; and (ii) the issuance of 85,000,000 shares of the Company’s common stock at a price of $0.013 per share or $1,105,000.

The cost to acquire these assets has been preliminarily allocated to the assets acquired according to estimated fair values and is subject to adjustment when additional information concerning asset valuations is finalized, but no later than October 15, 2019. The preliminary allocation is as follows:

Purchase Price Allocation	$
Common Stock	$1,395,000
Cash	645,000
Assets acquired	(911,294)
Liabilities acquired	939,375
Non-controlling interest	1,960,000
EZ-Clone equity	(605,000)
Total purchase price	$3,423,081

The results of operations of EZ-Clone were included in the Consolidated Statements of Operations for the period October 15, 2018 to December 31, 2018.

The unaudited pro-forma financial data for the acquisition for the year ended December 31, 2018, were as follows:

		Pre-Acquisition
		Operations of EZ-	Pro Forma
	As Reported	January 1, 2018 to	Year Ended
	December 31, 2018	October 14, 2018	December 31, 2018
Net revenue	$4,573,461	$1,551,503	$6,124,964
Net loss	(11,473,137)	(111,671)	(11,584,808)
Net loss per share	$(0.00)		$(0.00)

The unaudited pro-forma financial data for the acquisition for the year ended December 31, 2017, were as follows:

		Pre-Acquisition
		Operations of EZ-	Pro Forma
	As Reported	January 1, 2017 to	Year Ended
	December 31, 2017	December 31, 2017	December 31, 2017
Net revenue	$2,452,104	$2,648,873	$5,100,977
Net loss	(5,320,974)	(126,962)	(5,447,936)
Net loss per share	$(0.00)		$(0.00)

There were no material, nonrecurring items included in the reported the pro-forma results.

Termination of Agreements with CANX, LLC

On February 15, 2019, the Company entered into a Termination of Existing Agreements and Release with CANX USA, LLC, a Nevada limited liability company. Pursuant to the Agreement, the Parties agreed to terminate, release and discharge all existing and further rights and obligations between the Parties under, arising out of, or in any way related to that certain Waiver and Modification Agreement and Amended and Restated Joint Venture Agreement made as of July 10, 2014, and any ancillary agreements or instruments thereto, including, but not limited to, the Warrants issued to CANX entitling CANX to purchase 540,000,000 shares of the Company’s common stock at an exercise price of $0.033.

In exchange for the Agreement and cancellation of the CANX Agreements and Warrants, the Company agreed to issue $1,000,000 of restricted common stock priced at the February 7, 2019 closing price of $0.008, or 125,000,000 restricted common stock shares.